UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2012 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
France — 10.0%
AXA SA	33,047	$442
Legrand SA	17,894	607
Sanofi-Aventis SA	7,536	571
Technip SA	4,503	469
Total SA	13,554	610

		2,699

Germany — 1.9%
Siemens AG	6,199	521

Hong Kong — 4.6%
China Merchants Holdings International Co. Ltd.	44,000	135
CNOOC Ltd.	219,000	442
Yue Yuen Industrial Holdings Ltd.	214,500	674

		1,251

Japan — 7.7%
Honda Motor Co. Ltd.	21,000	733
JGC Corp.	32,000	928
Toyota Motor Corp.	10,400	419

		2,080

Netherlands — 7.9%
Akzo Nobel NV	16,891	795
PostNL NV	136,988	566
Reed Elsevier NV	67,072	765

		2,126

Singapore — 2.1%
SembCorp Marine Ltd.	147,000	561

South Korea — 3.5%
Hyundai Heavy Industries Co. Ltd.	1,518	347
KT&G Corp.	8,380	594

		941

Spain — 2.0%
Tecnicas Reunidas SA	12,922	540

Switzerland — 4.4%
Novartis AG	14,139	790
Roche Holding AG	2,361	408

		1,198

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United Kingdom — 9.9%
Balfour Beatty PLC	160,654	$751
Barclays PLC	153,191	392
Michael Page International PLC	84,688	496
Rio Tinto PLC	6,196	295
TESCO PLC	153,735	747

		2,681

United States — 45.3%
Air Products & Chemicals Inc.	7,600	614
Altria Group Inc.	11,300	390
Anadarko Petroleum Corp.	8,300	550
Apollo Group Inc., Class A1	17,886	648
Babcock & Wilcox Co.[1]	33,560	822
Boeing Co.	6,900	513
CR Bard Inc.	4,200	451
DeVry Inc.	14,600	452
Johnson & Johnson	11,950	807
Microsoft Corp.	26,852	821
Molina Healthcare Inc.[1]	14,600	342
NASDAQ OMX Group Inc.	27,300	619
Oracle Corp.	26,900	799
Progressive Corp.	20,200	421
Total System Services Inc.	20,800	498
UnitedHealth Group Inc.	15,618	914
Veeco Instruments Inc.[1]	3,675	126
Walt Disney Co.	11,300	548
Wells Fargo & Co.	16,900	565
Western Union Co.	55,765	939
Whirlpool Corp.	6,900	422

		12,261

Total Common Stock
(Cost $27,556) — 99.3%		26,859

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.083%**	986,159	986

Total Short-Term Investment
(Cost $986) — 3.6%		986

Total Investments — 102.9%
(Cost $28,542)‡		27,845

Liabilities in Excess of Other Assets — (2.9)%		(775)

Net Assets — 100.0%		$27,069

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2012.
1	Non-income producing security.
‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $28,542 ($ Thousands) and the unrealized appreciation and depreciation were $738 and ($1,435) ($ Thousands), respectively.

The Fund has the following foreign currency contracts outstanding at June 30, 2012:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
Bank of New York Mellon	7/26/12	EUR	424	USD	558	$21

EUR	Euro
USD	US Dollar

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
France	$—	$2,699	$—	$2,699
Germany	—	521	—	521
Hong Kong	—	1,251	—	1,251
Japan	—	2,080	—	2,080
Netherlands	—	2,126	—	2,126
Singapore	—	561	—	561
South Korea	594	347	—	941
Spain	—	540	—	540
Switzerland	—	1,198	—	1,198
United Kingdom	—	2,681	—	2,681
United States	12,261	—	—	12,261

Total Common Stock	12,855	14,004	—	26,859
Short-Term Investment
United States	986	—	—	986

Total Short-Term Investment	986	—	—	986

Total Investments in Securities	$13,841	$14,004	$—	$27,845

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$21	$—	$21

Total Other Financial Instruments – Assets	$—	$21	$—	$21

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2012 (Unaudited)

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-0900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 24, 2012